EMPLOYEE BENEFITS	12 Months Ended
Dec. 31, 2012
EMPLOYEE BENEFITS [Abstract]
EMPLOYEE BENEFITS
19.	EMPLOYEE BENEFITS

The full-time employees of the Company's subsidiaries incorporated in the PRC are entitled to staff welfare benefits, including medical care, welfare subsidies, unemployment insurance and pension benefits and housing funds. These companies are required to pay for these benefits based upon certain percentages of employees' salaries in accordance with the relevant regulations, and to make contributions to the state-sponsored housing, pension and medical plans from the amounts accrued for housing, medical and pension benefits. The total amounts charged to the consolidated statements of operations for such employee benefits were RMB40,122,159, RMB72,700,241 and RMB37,134,122 for the years ended December 31, 2010, 2011 and 2012, respectively. The unpaid balances of liability accrued for such employee welfare benefits were RMB118,271,256 and RMB154,819,927 as of December 31, 2011 and 2012, respectively. The unpaid balance of penalty accrued for employee welfare benefits were RMB1,773,995 and RMB12,063,712 as of December 31, 2011 and 2012, respectively.

The PRC government is responsible for the medical benefits and ultimate pension liability to these employees.